Changes in Capital Accounts, Preferred Stock (Details) $ / shares in Units, $ in Thousands									6 Months Ended		12 Months Ended
	Mar. 01, 2023 USD ($) $ / shares	Jan. 26, 2023 USD ($) $ / shares	Jan. 25, 2023 USD ($)	Jan. 20, 2023 USD ($)	Jan. 19, 2023 USD ($)	Jan. 13, 2023 USD ($)	Jan. 12, 2023 USD ($)	Jan. 11, 2023 USD ($)	Jun. 30, 2024 USD ($) Class $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)									25,000,000		25,000,000
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.01		$ 0.01
Payment of dividends on preferred shares | $									$ 917	$ 951
Deemed dividend to aggregate measurement of down round feature | $									$ 0	9,809
Common Stock [Member]
Preferred Stock [Abstract]
Series C preferred shares exchanged for common shares (in shares)									82,482
Series A Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)									1,250,000
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)									1,200,000
Preferred stock, shares issued (in shares)									50,726		50,726
Preferred stock, shares outstanding (in shares)									50,726		50,726
Liquidation preference | $									$ 1,268		$ 1,268
Dividend rate percentage											4.00%
Number of trading days used to calculate volume-weighted average price of common stock									10 days
Conversion price per share (in dollars per share) | $ / shares												$ 7.5
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares												25
Preferred stock, redemption period									15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares												$ 25
Payment of dividends on preferred shares | $									$ 26	$ 29
Dividends paid per share (in dollars per share) | $ / shares									$ 0.5	$ 0.5
Accrued dividends payable | $									$ 2	$ 2
Series B Preferred Shares converted into Series C Preferred Shares (in shares)										85,535
Series B Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)									0		0
Series B Preferred Stock [Member] | Related Party [Member] | Andreas Michalopoulos [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)									0		0
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)									1,587,314
Preferred stock, shares issued (in shares)									1,423,912		1,428,372
Preferred stock, shares outstanding (in shares)									1,423,912		1,428,372
Liquidation preference | $									$ 35,598		$ 35,709
Dividend rate percentage											5.00%
Number of trading days used to calculate volume-weighted average price of common stock									10 days
Conversion price per share (in dollars per share) | $ / shares	$ 1.36	$ 2.6							$ 0.5
Number of shares issued upon conversion (in shares)												2
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares									$ 25
Preferred stock, redemption period									15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares									$ 25
Common stock, number of shares tendered for exchange (in shares)									4,460
Payment of dividends on preferred shares | $									$ 891	$ 922
Dividends paid per share (in dollars per share) | $ / shares									$ 0.625	$ 0.625
Accrued dividends payable | $									$ 74	$ 87
Series C Preferred Shares issued upon conversion of Series B Preferred Shares (in shares)										171,070
Multiplier used to determine number of votes									10
Number of voting classes | Class									1
Period after date of original issuance that shares can be converted to common shares									6 months
Maximum percentage of authorized preferred shares outstanding for mandatory conversion									25.00%
Percentage of common stock conversion price									130.00%
Maximum percentage of authorized preferred shares outstanding for redemption in shares of common stock									25.00%
Deemed dividend to aggregate measurement of down round feature | $	$ 5,391	$ 171	$ 1,486	$ 486	$ 250	$ 39	$ 447	$ 1,539		$ 9,809
Series C Preferred Stock [Member] | Treasury Yield [Member]
Preferred Stock [Abstract]
Measurement input									5 years
Series C Preferred Stock [Member] | Minimum [Member]
Preferred Stock [Abstract]
Conversion price per share (in dollars per share) | $ / shares									$ 0.5
Series C Preferred Stock [Member] | Minimum [Member] | Expected Life [Member]
Preferred Stock [Abstract]
Conversion term									1 year
Series C Preferred Stock [Member] | Minimum [Member] | Level 3 [Member] | Expected Volatility [Member]
Preferred Stock [Abstract]
Measurement input									0.8683
Series C Preferred Stock [Member] | Maximum [Member] | Expected Life [Member]
Preferred Stock [Abstract]
Conversion term									5 years
Series C Preferred Stock [Member] | Maximum [Member] | Level 3 [Member] | Expected Volatility [Member]
Preferred Stock [Abstract]
Measurement input									1.1814
Series C Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)									1,314,792		1,314,792
Payment of dividends on preferred shares | $									$ 822	$ 822
Accrued dividends payable | $									$ 68		$ 64
Series C Preferred Stock [Member] | Related Party [Member] | Andreas Michalopoulos [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)									56,342		56,342